Fees and Expenses	May 31, 2026
Nuveen Lifecycle Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 295 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Retirement Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Retirement Income Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.12%	0.05%	0.04%	0.29%
Acquired Fund Fees and Expenses	[2],[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Expenses (as a percentage of Assets)		0.87%	0.65%	0.73%	0.57%	0.82%
Fee Waiver or Reimbursement	[4],[5]	(0.25%)	(0.20%)	(0.21%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.62%	0.45%	0.52%	0.37%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.064% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.250% of average daily net assets for Class A shares; (ii) 0.150% of average daily net assets for Class I shares; (iii) 0.150% of average daily net assets for Premier Class shares; (iv) 0.000% of average daily net assets for Class R6 shares; and (v) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Retirement Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 635	$ 46	$ 53	$ 38	$ 63
Expense Example, with Redemption, 3 Years	793	166	191	141	220
Expense Example, with Redemption, 5 Years	986	321	364	277	414
Expense Example, with Redemption, 10 Years	$ 1,545	$ 771	$ 866	$ 674	$ 975

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Nuveen Lifecycle Retirement Income Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2010 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2010 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.15%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)		0.66%	0.69%	0.54%	0.79%
Fee Waiver or Reimbursement	[4],[5]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.40%	0.43%	0.28%	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2028	July 31, 2028	July 31, 2028	July 31, 2028
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.060% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to reimburse the Fund for 0.080% of the Total annual Fund operating expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds of the Trust. This expense reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2010 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 41	$ 44	$ 29	$ 54
Expense Example, with Redemption, 3 Years	149	159	111	191
Expense Example, with Redemption, 5 Years	307	323	240	378
Expense Example, with Redemption, 10 Years	$ 764	$ 800	$ 618	$ 920

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Nuveen Lifecycle 2010 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2015 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2015 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.14%	0.14%	0.14%	0.14%
Expenses (as a percentage of Assets)		0.63%	0.70%	0.55%	0.80%
Fee Waiver or Reimbursement	[4],[5]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.45%	0.52%	0.37%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.065% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2015 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 46	$ 53	$ 38	$ 63
Expense Example, with Redemption, 3 Years	162	184	136	216
Expense Example, with Redemption, 5 Years	312	350	268	405
Expense Example, with Redemption, 10 Years	$ 749	$ 833	$ 651	$ 953

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Nuveen Lifecycle 2015 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2020 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2020 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.16%	0.16%	0.16%	0.16%
Expenses (as a percentage of Assets)		0.65%	0.72%	0.57%	0.82%
Fee Waiver or Reimbursement	[4],[5]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.47%	0.54%	0.39%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2020 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 48	$ 55	$ 40	$ 65
Expense Example, with Redemption, 3 Years	168	190	143	222
Expense Example, with Redemption, 5 Years	323	361	279	416
Expense Example, with Redemption, 10 Years	$ 773	$ 857	$ 676	$ 977

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Nuveen Lifecycle 2020 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2025 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2025 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.16%	0.16%	0.16%	0.16%
Expenses (as a percentage of Assets)		0.65%	0.72%	0.57%	0.82%
Fee Waiver or Reimbursement	[4],[5]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.47%	0.54%	0.39%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.069% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2025 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 48	$ 55	$ 40	$ 65
Expense Example, with Redemption, 3 Years	168	190	143	222
Expense Example, with Redemption, 5 Years	323	361	279	416
Expense Example, with Redemption, 10 Years	$ 773	$ 857	$ 676	$ 977

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Nuveen Lifecycle 2025 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2030 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2030 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.18%	0.18%	0.18%	0.18%
Expenses (as a percentage of Assets)		0.67%	0.74%	0.59%	0.84%
Fee Waiver or Reimbursement	[4],[5]	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.48%	0.55%	0.40%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.081% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2030 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 49	$ 56	$ 41	$ 66
Expense Example, with Redemption, 3 Years	174	196	148	227
Expense Example, with Redemption, 5 Years	333	371	289	426
Expense Example, with Redemption, 10 Years	$ 796	$ 880	$ 699	$ 999

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Nuveen Lifecycle 2030 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2035 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2035 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[2],[3]	0.19%	0.19%	0.19%	0.19%
Expenses (as a percentage of Assets)		0.68%	0.75%	0.60%	0.85%
Fee Waiver or Reimbursement	[4],[5]	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.49%	0.56%	0.41%	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.084% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2035 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 50	$ 57	$ 42	$ 67
Expense Example, with Redemption, 3 Years	177	199	151	231
Expense Example, with Redemption, 5 Years	338	377	294	432
Expense Example, with Redemption, 10 Years	$ 808	$ 892	$ 711	$ 1,011

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Nuveen Lifecycle 2035 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2040 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2040 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[2],[3]	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)		0.71%	0.78%	0.63%	0.88%
Fee Waiver or Reimbursement	[4],[5]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Net Expenses (as a percentage of Assets)		0.50%	0.57%	0.42%	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.106% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2040 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 51	$ 58	$ 43	$ 68
Expense Example, with Redemption, 3 Years	184	206	159	238
Expense Example, with Redemption, 5 Years	353	391	309	446
Expense Example, with Redemption, 10 Years	$ 842	$ 926	$ 746	$ 1,045

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Nuveen Lifecycle 2040 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2045 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2045 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[2],[3]	0.24%	0.24%	0.24%	0.24%
Expenses (as a percentage of Assets)		0.73%	0.80%	0.65%	0.90%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.51%	0.58%	0.43%	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.117% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2045 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 52	$ 59	$ 44	$ 69
Expense Example, with Redemption, 3 Years	190	212	164	243
Expense Example, with Redemption, 5 Years	363	401	319	456
Expense Example, with Redemption, 10 Years	$ 865	$ 949	$ 769	$ 1,068

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Nuveen Lifecycle 2045 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2050 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2050 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[2],[3]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)		0.74%	0.81%	0.66%	0.91%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.52%	0.59%	0.44%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.116% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2050 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 53	$ 60	$ 45	$ 70
Expense Example, with Redemption, 3 Years	193	215	167	247
Expense Example, with Redemption, 5 Years	368	407	325	461
Expense Example, with Redemption, 10 Years	$ 877	$ 961	$ 781	$ 1,079

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Nuveen Lifecycle 2050 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2055 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2055 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)		0.75%	0.82%	0.67%	0.92%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.106% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2055 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	196	218	171	250
Expense Example, with Redemption, 5 Years	374	412	330	467
Expense Example, with Redemption, 10 Years	$ 889	$ 973	$ 793	$ 1,091

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifecycle 2055 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2060 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2060 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.26%	0.26%	0.26%	0.26%
Expenses (as a percentage of Assets)		0.77%	0.84%	0.69%	0.94%
Fee Waiver or Reimbursement	[4],[5]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.116% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2060 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	200	222	175	254
Expense Example, with Redemption, 5 Years	383	421	339	476
Expense Example, with Redemption, 10 Years	$ 911	$ 995	$ 815	$ 1,113

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Nuveen Lifecycle 2060 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2065 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2065 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.18%	0.10%	0.10%	0.35%
Acquired Fund Fees and Expenses	[2],[3]	0.26%	0.26%	0.26%	0.26%
Expenses (as a percentage of Assets)		0.84%	0.91%	0.76%	1.01%
Fee Waiver or Reimbursement	[4],[5]	(0.31%)	(0.31%)	(0.31%)	(0.31%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.116% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2065 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	215	238	190	269
Expense Example, with Redemption, 5 Years	414	452	371	507
Expense Example, with Redemption, 10 Years	$ 988	$ 1,071	$ 893	$ 1,188

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Nuveen Lifecycle 2065 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2070 Fund	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2070 Fund		Class I	Class R6	Premier	Retirement
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.00%	0.15%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	4.44%	4.07%	4.44%	4.69%
Acquired Fund Fees and Expenses	[2],[3]	0.26%	0.26%	0.26%	0.26%
Expenses (as a percentage of Assets)		5.10%	4.73%	5.25%	5.35%
Fee Waiver or Reimbursement	[4],[5]	(4.50%)	(4.28%)	(4.65%)	(4.65%)
Net Expenses (as a percentage of Assets)		0.60%	0.45%	0.60%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2029, unless changed with the approval of the Board of Trustees. Nuveen Fund Advisors has also contractually agreed to waive an additional 0.119% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2070 Fund - USD ($)	Class I	Class R6	Premier	Retirement
Expense Example, with Redemption, 1 Year	$ 61	$ 46	$ 61	$ 72
Expense Example, with Redemption, 3 Years	1,105	1,018	1,135	1,164
Expense Example, with Redemption, 5 Years	2,169	2,017	2,225	2,270
Expense Example, with Redemption, 10 Years	$ 4,819	$ 4,538	$ 4,927	$ 5,003

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
Nuveen Lifecycle 2070 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Premier
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Retirement
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index Retirement Income Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index Retirement Income Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.28%	0.35%	0.20%	0.45%
Fee Waiver or Reimbursement	[4],[5]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.078% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.172% of average daily net assets for Class I shares; (ii) 0.172% of average daily net assets for Premier Class shares; (iii) 0.022% of average daily net assets for Class R6 shares; and (iv) 0.272% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index Retirement Income Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	80	102	54	134
Expense Example, with Redemption, 5 Years	147	186	103	242
Expense Example, with Redemption, 10 Years	$ 346	$ 433	$ 245	$ 557

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
Nuveen Lifecycle Index Retirement Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2010 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2010 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.28%	0.35%	0.20%	0.45%
Fee Waiver or Reimbursement	[4],[5]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.079% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.171% of average daily net assets for Class I shares; (ii) 0.171% of average daily net assets for Premier Class shares; (iii) 0.021% of average daily net assets for Class R6 shares; and (iv) 0.271% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2010 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	80	102	54	134
Expense Example, with Redemption, 5 Years	147	186	103	242
Expense Example, with Redemption, 10 Years	$ 346	$ 433	$ 245	$ 557

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Nuveen Lifecycle Index 2010 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2015 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2015 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.28%	0.35%	0.20%	0.45%
Fee Waiver or Reimbursement	[4],[5]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.078% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.172% of average daily net assets for Class I shares; (ii) 0.172% of average daily net assets for Premier Class shares; (iii) 0.022% of average daily net assets for Class R6 shares; and (iv) 0.272% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2015 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	80	102	54	134
Expense Example, with Redemption, 5 Years	147	186	103	242
Expense Example, with Redemption, 10 Years	$ 346	$ 433	$ 245	$ 557

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Nuveen Lifecycle Index 2015 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2020 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2020 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[4],[5]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.075% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.175% of average daily net assets for Class I shares; (ii) 0.175% of average daily net assets for Premier Class shares; (iii) 0.025% of average daily net assets for Class R6 shares; and (iv) 0.275% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2020 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifecycle Index 2020 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2025 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2025 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[4],[5]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.070% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.180% of average daily net assets for Class I shares; (ii) 0.180% of average daily net assets for Premier Class shares; (iii) 0.030% of average daily net assets for Class R6 shares; and (iv) 0.280% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2025 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Nuveen Lifecycle Index 2025 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2030 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2030 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[4],[5]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.184% of average daily net assets for Class I shares; (ii) 0.184% of average daily net assets for Premier Class shares; (iii) 0.034% of average daily net assets for Class R6 shares; and (iv) 0.284% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2030 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifecycle Index 2030 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2035 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2035 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[4],[5]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Nuveen Fund Advisors has contractually agreed to waive 0.061% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.189% of average daily net assets for Class I shares; (ii) 0.189% of average daily net assets for Premier Class shares; (iii) 0.039% of average daily net assets for Class R6 shares; and (iv) 0.289% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2035 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Nuveen Lifecycle Index 2035 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2040 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2040 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Expenses (as a percentage of Assets)		0.24%	0.31%	0.16%	0.41%
Fee Waiver or Reimbursement	[3],[4]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.056% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.194% of average daily net assets for Class I shares; (ii) 0.194% of average daily net assets for Premier Class shares; (iii) 0.044% of average daily net assets for Class R6 shares; and (iv) 0.294% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2040 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	71	94	45	126
Expense Example, with Redemption, 5 Years	129	168	84	224
Expense Example, with Redemption, 10 Years	$ 300	$ 387	$ 199	$ 512

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Nuveen Lifecycle Index 2040 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2045 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2045 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Expenses (as a percentage of Assets)		0.24%	0.31%	0.16%	0.41%
Fee Waiver or Reimbursement	[3],[4]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.054% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.196% of average daily net assets for Class I shares; (ii) 0.196% of average daily net assets for Premier Class shares; (iii) 0.046% of average daily net assets for Class R6 shares; and (iv) 0.296% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2045 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	71	94	45	126
Expense Example, with Redemption, 5 Years	129	168	84	224
Expense Example, with Redemption, 10 Years	$ 300	$ 387	$ 199	$ 512

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Nuveen Lifecycle Index 2045 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2050 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2050 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Expenses (as a percentage of Assets)		0.24%	0.31%	0.16%	0.41%
Fee Waiver or Reimbursement	[3],[4]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.053% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.197% of average daily net assets for Class I shares; (ii) 0.197% of average daily net assets for Premier Class shares; (iii) 0.047% of average daily net assets for Class R6 shares; and (iv) 0.297% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2050 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	71	94	45	126
Expense Example, with Redemption, 5 Years	129	168	84	224
Expense Example, with Redemption, 10 Years	$ 300	$ 387	$ 199	$ 512

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Nuveen Lifecycle Index 2050 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2055 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2055 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.09%	0.01%	0.01%	0.26%
Expenses (as a percentage of Assets)		0.24%	0.31%	0.16%	0.41%
Fee Waiver or Reimbursement	[3],[4]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.053% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.197% of average daily net assets for Class I shares; (ii) 0.197% of average daily net assets for Premier Class shares; (iii) 0.047% of average daily net assets for Class R6 shares; and (iv) 0.297% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2055 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	71	94	45	126
Expense Example, with Redemption, 5 Years	129	168	84	224
Expense Example, with Redemption, 10 Years	$ 300	$ 387	$ 199	$ 512

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Nuveen Lifecycle Index 2055 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2060 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2060 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[3],[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.053% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.197% of average daily net assets for Class I shares; (ii) 0.197% of average daily net assets for Premier Class shares; (iii) 0.047% of average daily net assets for Class R6 shares; and (iv) 0.297% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2060 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Nuveen Lifecycle Index 2060 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2065 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2065 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.29%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.44%
Fee Waiver or Reimbursement	[3],[4]	(0.08%)	(0.08%)	(0.08%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Nuveen Fund Advisors has contractually agreed to waive 0.053% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.197% of average daily net assets for Class I shares; (ii) 0.197% of average daily net assets for Premier Class shares; (iii) 0.047% of average daily net assets for Class R6 shares; and (iv) 0.297% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2065 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	132
Expense Example, with Redemption, 5 Years	138	177	93	237
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 546

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Nuveen Lifecycle Index 2065 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2070 Fund	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2070 Fund		Class I	Class R6	Premier	Retirement
Management Fees (as a percentage of Assets)	[1]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.00%	0.15%	0.00%
Other Expenses (as a percentage of Assets):	[1]	4.04%	3.66%	4.04%	4.29%
Expenses (as a percentage of Assets)		4.19%	3.81%	4.34%	4.44%
Fee Waiver or Reimbursement	[2],[3]	(3.94%)	(3.71%)	(4.09%)	(4.09%)
Net Expenses (as a percentage of Assets)		0.25%	0.10%	0.25%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Nuveen Fund Advisors has contractually agreed to waive 0.055% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2027, unless changed with the approval of the Board of Trustees.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.195% of average daily net assets for Class I shares; (ii) 0.195% of average daily net assets for Premier Class shares; (iii) 0.045% of average daily net assets for Class R6 shares; and (iv) 0.295% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2070 Fund - USD ($)	Class I	Class R6	Premier	Retirement
Expense Example, with Redemption, 1 Year	$ 26	$ 10	$ 26	$ 36
Expense Example, with Redemption, 3 Years	911	819	941	970
Expense Example, with Redemption, 5 Years	1,810	1,647	1,868	1,915
Expense Example, with Redemption, 10 Years	$ 4,123	$ 3,806	$ 4,241	$ 4,325

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifecycle Index 2070 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Premier
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Retirement
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 130 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Income Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.26%	0.44%	0.17%	0.42%
Acquired Fund Fees and Expenses	[1],[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses (as a percentage of Assets)		0.95%	0.74%	1.07%	0.65%	0.90%
Fee Waiver or Reimbursement	[3]	(0.17%)	(0.17%)	(0.44%)	(0.17%)	(0.17%)
Net Expenses (as a percentage of Assets)		0.78%	0.57%	0.63%	0.48%	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 650	$ 58	$ 64	$ 49	$ 75
Expense Example, with Redemption, 3 Years	844	219	297	191	270
Expense Example, with Redemption, 5 Years	1,055	395	547	345	482
Expense Example, with Redemption, 10 Years	$ 1,660	$ 902	$ 1,266	$ 794	$ 1,092

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Nuveen Lifestyle Income Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 130 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Conservative Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Conservative Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.13%	0.19%	0.05%	0.30%
Acquired Fund Fees and Expenses	[1],[2]	0.44%	0.44%	0.44%	0.44%	0.44%
Expenses (as a percentage of Assets)		0.89%	0.67%	0.88%	0.59%	0.84%
Fee Waiver or Reimbursement	[3]	(0.05%)	(0.05%)	(0.19%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.84%	0.62%	0.69%	0.54%	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Conservative Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 656	$ 63	$ 70	$ 55	$ 81
Expense Example, with Redemption, 3 Years	838	209	262	184	263
Expense Example, with Redemption, 5 Years	1,035	368	469	324	461
Expense Example, with Redemption, 10 Years	$ 1,604	$ 830	$ 1,067	$ 733	$ 1,033

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Nuveen Lifestyle Conservative Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 130 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Moderate Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Moderate Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.08%	0.11%	0.21%	0.03%	0.28%
Acquired Fund Fees and Expenses	[1],[2]	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses (as a percentage of Assets)		0.93%	0.71%	0.96%	0.63%	0.88%
Fee Waiver or Reimbursement	[3]	(0.03%)	(0.03%)	(0.21%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.90%	0.68%	0.75%	0.60%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Moderate Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 662	$ 69	$ 77	$ 61	$ 87
Expense Example, with Redemption, 3 Years	852	224	285	199	278
Expense Example, with Redemption, 5 Years	1,057	392	510	348	485
Expense Example, with Redemption, 10 Years	$ 1,650	$ 880	$ 1,159	$ 783	$ 1,082

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Nuveen Lifestyle Moderate Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 130 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Growth Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.12%	0.16%	0.04%	0.29%
Acquired Fund Fees and Expenses	[1],[2]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		0.99%	0.76%	0.95%	0.68%	0.93%
Fee Waiver or Reimbursement	[3]	(0.08%)	(0.07%)	(0.19%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.91%	0.69%	0.76%	0.61%	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2028	July 31, 2028	July 31, 2028	July 31, 2028	July 31, 2028
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.03%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 663	$ 70	$ 78	$ 62	$ 88
Expense Example, with Redemption, 3 Years	858	230	267	204	283
Expense Example, with Redemption, 5 Years	1,077	409	491	366	502
Expense Example, with Redemption, 10 Years	$ 1,705	$ 930	$ 1,134	$ 834	$ 1,131

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Nuveen Lifestyle Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 130 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Aggressive Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Aggressive Growth Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.13%	0.34%	0.05%	0.30%
Acquired Fund Fees and Expenses	[1],[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses (as a percentage of Assets)		1.04%	0.80%	1.16%	0.72%	0.97%
Fee Waiver or Reimbursement	[3]	(0.05%)	(0.05%)	(0.34%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.99%	0.75%	0.82%	0.67%	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Aggressive Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 670	$ 77	$ 84	$ 68	$ 94
Expense Example, with Redemption, 3 Years	882	250	335	225	304
Expense Example, with Redemption, 5 Years	1,111	439	606	396	531
Expense Example, with Redemption, 10 Years	$ 1,769	$ 985	$ 1,379	$ 890	$ 1,185

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifestyle Aggressive Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 69 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Managed Allocation Fund - USD ($)	Class A	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Managed Allocation Fund		Class A	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.06%	0.01%	0.26%
Acquired Fund Fees and Expenses	[1],[2]	0.50%	0.50%	0.50%
Expenses (as a percentage of Assets)		0.81%	0.51%	0.76%
Fee Waiver or Reimbursement	[3]	(0.06%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.75%	0.50%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.250% of average daily net assets for Retirement class shares; (ii) 0.250% of average daily net assets for Class A shares; (iii) 0.000% of average daily net assets for Class R6 shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2027, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Managed Allocation Fund - USD ($)	Class A	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 647	$ 51	$ 77
Expense Example, with Redemption, 3 Years	813	163	242
Expense Example, with Redemption, 5 Years	993	284	421
Expense Example, with Redemption, 10 Years	$ 1,514	$ 640	$ 941

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Nuveen Managed Allocation Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.